Shareholders' Equity - Characteristics of BSPCE share warrants plans (Details)		12 Months Ended
	Apr. 16, 2021 shares	Dec. 31, 2021 € / shares shares
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants outstanding | shares		600,088
Number of bonus shares granted		600,000
BSPCE 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share per warrant | shares		1
Number of bonus shares granted		600,000
Number of warrants granted | shares	600,000
BSPCE exercise price ()		€ 11.74
Subscription price ()		€ 0
Expected volatility		64.00%
Average life (years)		5 years
Risk-free rate		0.60%
BSPCE 2021 | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date ()		€ 5.4
BSPCE 2021 | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date ()		€ 5.7
BSPCE 2013-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share per warrant | shares		100
Number of bonus shares granted		9,027
BSPCE exercise price ()		€ 0.585
Subscription price ()		58.50
Fair value at grant date ()		€ 19
Expected volatility		35.00%
Average life (years)		5 years
Risk-free rate		1.13%